TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current
State				$ 34	$ 3
Total current				34	3
Total income tax expense	$ (1)	$ 12	$ 34	$ 34	$ 3